Annual Total Returns [BarChart] - Pro-Blend(R) Moderate Term Series - CLASS S	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(0.04%)
Annual Return 2012	11.32%
Annual Return 2013	12.25%
Annual Return 2014	3.56%
Annual Return 2015	(4.18%)
Annual Return 2016	3.19%
Annual Return 2017	11.57%
Annual Return 2018	(3.51%)
Annual Return 2019	16.14%
Annual Return 2020	14.92%